Pension Plans and Other Post-Retirement Benefits - Schedule of Components of Defined Benefit Costs Recognized In Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	$ (156)	$ 116
Actuarial gains (losses) arising from changes in demographic assumptions	5	3
Actuarial gains (losses) arising from changes in financial assumptions	249	(172)
Actuarial gains (losses) arising from experience adjustments	7	(45)
Foreign exchange rate movement	(4)	7
Components of defined benefit costs recognized in Other comprehensive income (loss)	101	(91)
Pension
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	(156)	116
Actuarial gains (losses) arising from changes in demographic assumptions	7	2
Actuarial gains (losses) arising from changes in financial assumptions	241	(161)
Actuarial gains (losses) arising from experience adjustments	5	(50)
Foreign exchange rate movement	(2)	6
Components of defined benefit costs recognized in Other comprehensive income (loss)	95	(87)
Other post-retirement
Disclosure of defined benefit plans [line items]
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains (losses) arising from changes in demographic assumptions	(2)	1
Actuarial gains (losses) arising from changes in financial assumptions	8	(11)
Actuarial gains (losses) arising from experience adjustments	2	5
Foreign exchange rate movement	(2)	1
Components of defined benefit costs recognized in Other comprehensive income (loss)	$ 6	$ (4)